Non-controlling interest	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Non-controlling interest (Restated)
Non-controlling interest (Restated)

The Company’s Consolidated Statement of Operations, Balance Sheet and Statement of Cash Flows include the results of NADL, Asia Offshore Drilling Ltd (“AOD”) and Sevan Drilling ASA (“Sevan”) for the year ended, and as at December 31, 2016. The Company also consolidates certain variable interest entities relating to Ship Finance International.

As at December 31, 2016, the Company has the following ownership interests in these companies: 70.36% of NADL, 66.24% of Asia Offshore Drilling Ltd and 50.11% of Sevan Drilling ASA. The amount of shareholders’ equity not attributable to the Company is included in non-controlling interests.

NADL

In January 2014, NADL completed its IPO in the United States of 13,513,514 common shares at $9.25 per share. The non-controlling interest recognized on the IPO was $52 million. Following NADL’s 1 for 10 reverse stock split as at December 31, 2015, there were no changes in the percentage of NADL owned by the non-controlling interest.

AOD
On March 25, 2013, the Company obtained control of the Board of Asia Offshore Drilling Ltd and owned 66.18% of the outstanding shares. As a result of obtaining control, the Company have consolidated the results and financial position of Asia Offshore Drilling Ltd from this date. The fair value of the non-controlling interest established upon obtaining a controlling financial interest was $100 million. Subsequent to the date of consolidation, the Company’s percentage ownership increased to 66.21%, and then increased again to 66.24%.

Sevan

On July 2, 2013, the Company obtained a controlling financial interest in Sevan Drilling and had ownership interests in 50.1% of the outstanding shares. As a result of obtaining control, the Company consolidated the results and financial position of Sevan Drilling from this date. The fair value of the non-controlling interest established upon obtaining a controlling financial interest was $197 million.

Ship Finance VIEs

In 2007 and 2008 the Company entered into sale and leaseback arrangements for drilling units with Ship Finance International Ltd, who incorporated subsidiary companies for the sole purpose of owning and leasing the drilling units. The Company has recognized these subsidiary companies as VIEs and concluded that the Company is their primary beneficiary. Accordingly, these subsidiary companies are included in the Company’s Consolidated Financial Statements, with the Ship Finance International Ltd equity in these companies included in non-controlling interest. In 2012, the Company acquired all the shares in one of these Ship Finance International Ltd companies, Rig Finance II Ltd for $47 million. As a consequence of this, Rig Finance II Ltd is no longer treated as a VIE but a wholly owned subsidiary. In 2013 these VIEs declared dividends of $223 million to Ship Finance International Limited. In December 2014, the Company acquired all the shares of the Ship Finance International Ltd company, SFL Polaris Ltd, for a consideration of $111 million. The non-controlling interest derecognized was $7 million. As a consequence of this, SFL Polaris Ltd is no longer treated as a VIE but a wholly owned subsidiary. See Note 35 "Variable interest entities" to the Consolidated Financial Statements included herein for further details.

During the period ended December 31, 2016 $113 million of dividends were declared by VIEs to Ship Finance and was settled against related party balances with Ship Finance.

Seadrill Partners

On October 24, 2012, Seadrill Partners completed its IPO of 10,062,500 common units representing limited liability company interests in Seadrill Partners at a price of $22.00 per unit, for gross proceeds of $221 million and net proceeds after issuance costs of $203 million (including 1,312,500 common units issued in connection with the exercise of the over-allotment option). Seadrill Partners is listed on the New York stock exchange under the symbol “SDLP.” Upon completion of the offering, the Company owned 14,752,525 common units and 16,543,350 subordinated units which represents 75.67% of the limited liability company interests in Seadrill Partners. Subsequent to the IPO, in October 2013, Seadrill Partners issued 3,310,622 common units to the Company, which increased the Company’s total ownership interest to 77.47%. In December 2013, Seadrill Partners issued a further 3,394,916 common units to the Company and 12,880,000 common units to the public, which had the effect of reducing the Company’s ownership total ownership to 62.35% as at December 31, 2015. The effect of these transactions was to increase the non-controlling interest by $239 million.

During the period from Seadrill Partners’ IPO in October 2012 until the time of its first effective Annual General Meeting (“AGM”) on January 2, 2014, the Company retained the sole power to appoint, remove and replace all members of Seadrill Partner’s board of directors. From the first AGM, the majority of the board members became electable by the common unitholders and accordingly, from this date the Company no longer retained the power to control the Board of Directors as a result of certain provisions in the Operating Agreement which limits the Company’s ability to vote its full holding of common units in an election of Directors to the Board of Seadrill Partners. As at January 2, 2014, Seadrill Partners is considered to be an associated company and not a controlled subsidiary of the Company, and as such Seadrill Partners was deconsolidated by the Company. The non-controlling interest derecognized was $115 million. See Note 11 "Disposal of businesses and deconsolidation of subsidiaries" of the Consolidated Financial Statements for further details.
Purchase of 10% interest in Seadrill Mobile Units Nigeria Limited
On December 5, 2016, the Company’s wholly owned subsidiary Seadrill UK Ltd. acquired a 10% interest that an unrelated party, HH Global Alliance Investments Limited (“HHL”) held in Seadrill Mobile Units (Nigeria) Ltd, the service company for West Capella, for a notional value of $6.6 million. Following the completion of this transaction Seadrill UK Ltd. owns 49% of Seadrill Mobile Units Nigeria Limited, with the remaining 51% being owned by subsidiaries of Seadrill Partners. Simultaneously HHL acquired from Seadrill UK Ltd. a 49% interest in Seadrill Nigeria Operations Limited, the service company for West Jupiter for a notional value of $6.6 million. The impact of these transactions was to increase Seadrill’s direct ownership interest in Seadrill Partners by $6.6 million, and to recognize HHL’s non-controlling interest in Seadrill Nigeria Operations Ltd of $6.6 million.

Changes in non-controlling interest for the years ended December 31, 2016, 2015 and 2014 are as follows:

(In US$ millions)	Ship Finance International Ltd VIEs	North Atlantic Drilling Ltd	Seadrill Partners LLC	Asia Offshore Drilling Ltd	Sevan Drilling ASA	Seadrill Nigeria Operations Limited	Total
December 31, 2013	78	173	115	111	213	—	690
Changes in 2014	(57)	(4)	(115)	—	—	4	(172)
Net income attributable to non-controlling interest in 2014	11	36	—	23	38	—	108
December 31, 2014	32	205	—	134	251	4	626
Changes in 2015	—	8	—	(14)	—	(4)	(10)
Net income attributable to non-controlling interest in 2015	30	(27)	—	20	59	—	82
Impairment of goodwill	(48)	(18)	—	—	(28)	—	(94)
Net income attributable to non-controlling interest in Restatement for NADL derivatives (Restated)	—	11	—	—	—	—	11
December 31, 2015 (Restated)	14	179	—	140	282	—	615
Changes in 2016	(112)	7	—	—	—	6	(99)
Net income attributable to non-controlling interest in 2016	29	(21)	—	9	9	—	26
December 31, 2016	(69)	165	—	149	291	6	542